Common Stock and Stock-Based Compensation - Additional Information (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options				153,504
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares issued for management bonuses		459,185
Granted options		351,029
Weighted-average grant date fair value, options granted		$ 1.2
Options [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period from grant date		1 year
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested restricted stock units			0
Granted restricted stock units			255,000
Weighted-average grant date fair value, RSUs granted	$ 8		$ 8
Restricted Stock Units [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested restricted stock units		153,405
Granted restricted stock units		234,019
Weighted-average grant date fair value, RSUs granted		$ 1.47
Vesting period from grant date		1 year